Convertible Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2017	Jul. 31, 2016
Convertible Notes Payable Tables
Schedule of Convertible Notes Payable
Issue Date	Expiry date	Amount of Loan Note	Interest rate	Unamortized Debt Discount	Unamortized Deferred Charges	Net Carrying Amount	The remaining Conversion Benefit	Derivative Liability
7/31/2012	7/31/2013	30,000	10%	-	-	30,000	-	-
3/11/2016	3/11/2017	265,000	8%	71,137	37,895	155,968	245,072	399,106
7/13/2016	7/16/2017	23,125	10%	12,159	1,130	9,836	26,139	35,347
7/14/2016	4/14/2017	18,124	12%	7,250	813	10,061	32,100	26,769
8/1/2016	8/1/2017	50,000	10%	28,074	4,773	17,153	21,926	83,978
8/4/2016	8/4/2017	50,000	8%	28,381	1,419	20,200	21,619	83,112
8/4/2016	8/4/2017	83,333	9%	47,301	6,859	29,173	36,032	139,186
8/5/2016	8/5/2017	52,500	10%	29,908	4,271	18,321	22,592	88,084
8/15/2016	8/15/2017	50,000	8%	29,508	5,902	14,590	20,492	82,917
8/26/2016	5/26/2017	61,250	8%	30,791	5,656	24,803	30,459	101,334
11/3/2016	5/3/2017	27,000	10%	13,724	1,017	12,259	13,276	45,475
11/21/2016	11/21/2017	25,000	8%	20,137	1,890	2,973	4,863	41,903
Total Loans		735,332		318,370	71,625	345,337	474,570	1,127,211

Issue Date	Expiry date	Amount of Loan	Interest rate	Unamortized Debt Discount	Net Carrying Amount
7/31/2012	7/31/2013	$40,000	10%	$-	$40,000
1/22/16	1/22/2017	40,500	12%	19,312	21,188
3/11/16	3/11/17	335,000	8%	204,671	130,329
7/13/2016	7/13/2017	55,125	10%	52,427	2,698
7/14/2016	4/14/2017	53,500	12%	50,180	3,320
Total Loans		$524,125		$326,590	$197,535
Less deferred charges					(123,586)
Net Carrying Value					$73,949